Retirement Benefit Schemes - Schedule of Scheme Liabilities by Scheme Membership (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	£ 7,312	£ 11,121
Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	6,697	10,414
Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	615	707
Active members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	787	1,131
Active members | Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	756	1,090
Active members | Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	31	41
Deferred members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1,056	1,751
Deferred members | Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1,055	1,750
Deferred members | Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1	1
Retired members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	5,469	8,239
Retired members | Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	4,886	7,574
Retired members | Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	£ 583	£ 665